OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

May 12, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Main Street Select Fund® Post-Effective Amendment No. 27 under the Securities Act and Amendment No. 30 under the Investment Company Act File Nos. 811-10001; 333-40186

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Main Street Select Fund® (the “Fund”). This filing constitutes Post-Effective Amendment No. 27 under the Securities Act and Amendment No. 30 under the Investment Company Act (the “Amendment”) to the Fund Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act for the sole purpose of changing the name and strategy to that of an “all cap“ fund. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed November 23, 2016 under Rule 485(b). The Amendment has been tagged to indicate changes since the November 23, 2016 filing.

The material differences between the disclosure in the November 23, 2016 filing and the Amendment are:

Prospectus Differences

The Prospectus for the Fund is different from the November 28, 2016 prospectus, as follows: (i) name change from “Oppenheimer Main Street Select Fund®” to “Oppenheimer Main Street All Cap Fund®” and (ii) revisions to the sections “Principal Investment Strategies,” and “Portfolio Managers”. We note that with respect to the “Principal Investment Strategies,” only the first paragraph of that section changes.

SAI Differences

The Statement of Additional Information for the Fund is different from the November 28, 2016 SAI, solely with respect to the name change from “Oppenheimer Main Street Select Fund®” to “Oppenheimer Main Street All Cap Fund®” and revisions to the section “Portfolio Managers”.

We anticipate that an amendment to the Registration Statement will be filed on or about July 18, 2017, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended July 31, 2016; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on July 18, 2017, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor Edwards, Esq.
Senior Vice President & Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Emily Ast
Emily Ast Vice President and Associate General Counsel

cc:	Valerie Lithotomos, Esq. Ropes & Gray LLP KPMG LLP Gloria LaFond